Consolidated Balance Sheets		Dec. 31, 2023 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
Current assets:
Cash		$ 11,830,623	$ 92,407,813	$ 121,814,233
Accounts receivable		294,772	2,302,436	1,988,403
Interest receivables		57,554	449,550	515,287
Deposits and prepayments		140,349	1,096,249	1,050,694
Tax recoverable				587,834
Total current assets		12,323,298	96,256,048	126,053,151
Non-current assets:
Property and equipment, net		217,005	1,695,006
Right-of-use assets		212,316	1,658,382	3,553,677
Long-term investment		4,947,924	38,647,738	14,500,000
Total non-current assets		5,377,245	42,001,126	18,053,677
Total assets		17,700,543	138,257,174	144,106,828
Current liabilities:
Accruals and other payables		138,140	1,079,000	1,068,185
Contract liabilities		149,023	1,164,000	3,054,032
Operating lease liabilities		223,574	1,746,317	1,904,725
Total current liabilities		510,737	3,989,317	6,026,942
Non-current liabilities:
Operating lease liabilities				1,746,317
Total non-current liabilities				1,746,317
Total liabilities		510,737	3,989,317	7,773,259
Commitments and contingencies
SHAREHOLDERS’ EQUITY
Ordinary shares, US$0.0001 par value, 300,000,000 shares authorized, and 15,000,000 shares outstanding as of December 31, 2021 and 2022, respectively	[1]	2,026	15,826	15,826
Additional paid-in capital		17,752,482	138,662,858	138,662,858
Retained earnings (Accumulated loss)		(564,702)	(4,410,827)	(2,345,115)
Total shareholders' equity		17,189,806	134,267,857	136,333,569
Total liabilities and shareholders' equity		17,700,543	138,257,174	144,106,828
Related Party [Member]
Current assets:
Other receivables - related parties				$ 96,700

[1]	Giving retroactive effect to the 150,000-for-1 share split effected on July 15, 2021.